Contract Liabilities - Additional information (Details)	1 Months Ended			6 Months Ended
	Jul. 31, 2022	Jan. 31, 2022	Feb. 28, 2021	Jun. 30, 2026
Tuva Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights			5 years
Additional term				10 years
Live Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights		5 years
Additional term				6 years
Daqing Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights	5 years
Additional term				5 years